Income Taxes - Schedue of Components of the Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred
Deferred Income Tax Expenses (Benefit)	$ (3,079)	$ (5,413)	$ (1,677)
Total Income Tax Expenses (Benefit)	229,517	229,218	16,949
Cayman Islands [Member]
Current
Current Income Tax Expenses (Benefit)
Deferred
Deferred Income Tax Expenses (Benefit)
British Virgin Islands [Member]
Current
Current Income Tax Expenses (Benefit)
Deferred
Deferred Income Tax Expenses (Benefit)
Hong Kong [Member]
Current
Current Income Tax Expenses (Benefit)	232,596	234,631	18,626
Deferred
Deferred Income Tax Expenses (Benefit)	$ (3,079)	$ (5,413)	$ (1,677)